Staff numbers and costs (Tables)	12 Months Ended
Jun. 30, 2024
Staff Numbers And Costs
Schedule of average number of employee

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2024	2023	2022
Sales and Business Development	4	11	13
Central Services and Management	10	18	29
Production	46	64	212
Total	60	93	254

Schedule of aggregate remuneration costs

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Salaries, wages and incentives	2,045	5,465	15,237
Social security costs	362	430	730
Pension contributions	175	369	844
Short-term compensated absences	39	366	1,277
Total	2,621	6,630	18,088

Schedule of key management personnel expenses

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Salaries, wages and incentives	957	1,120	1,578
Social security costs	6	38	151
Pension contributions	35	60	114
Equity incentives	-	-	392
Total	998	1,218	2,236

Schedule of income tax expenses

	Year Ended June 30
	2024			2023			2022
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	-	-	-	(52)	-	(52)
Foreign tax	-	-	-	(924)	-	(924)	818	-	818
Total current tax	-	-	-	(924)	-	(924)	766	-	766

Deferred tax
Current year
UK tax	-	-	-	-	-	-	(96)	-	(96)
Foreign tax	(1,603)	-	(1,603)	365	19	384	471	975	1,446
Total deferred tax	(1,603)	-	(1,603)	365	19	384	375	975	1,350

Total income tax	(1,603)	-	(1,603)	(559)	19	(540)	1,141	975	2,116

Schedule of reconciliation of accounting profit multiplied by applicable tax rates

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Loss before income tax before continuing operations	(44,216)	(19,506)	(23,660)
Group weighted average corporation tax rate	18.36%	26.60%	22.20%
Tax at standard rate	8,121	5,189	5,253
Effects of:
Expenses that are not deductible for tax purposes	-	-	(833)
Adjustment to prior year tax provisions	-	-	137
Deferred tax assets not recognized on tax losses	(9,724)	(5,748)	(3,415)
Total income tax from continuing operation for the period recognized in the
Consolidated Statement of Comprehensive Income	(1,603)	(559)	1,142

Schedule of deferred tax
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Deferred tax assets	4,099	5,136	4,668
Deferred tax liabilities	(2,873)	(2,232)	(1,234)
Net deferred tax asset	1,226	2,904	3,434

Schedule of deferred tax assets and liabilities

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total

June 30, 2021	1,853	642	2,495
Credit/(charged) to comprehensive income	2,227	(54)	2,173
June 30, 2022	4,080	588	4,668
Credit to comprehensive income	196	272	468
June 30, 2023	4,276	860	5,136
Charge to comprehensive income	(177)	(860)	(1,037)
June 30, 2024	4,099	-	4,099

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2021	-	(411)	(411)
Charged to comprehensive income	-	(823)	(823)
June 30, 2022	-	(1,234)	(1,234)
Charged to comprehensive income	-	(998)	(998)
June 30, 2023	-	(2,232)	(2,232)
Charged to comprehensive income		(641)	(641)
June 30, 2024	-	(2,873)	(2,873)

Schedule of property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Cost
At June 30, 2021	562	1,568	1,611	122	2,691	6,554
Foreign exchange	(41)	(154)	(146)	(10)	(214)	(565)
Additions	28	184	343	209	2,470	3,234
Disposals	-	(150)	(48)	-	(53)	(251)
Reclass to assets held for sale	(231)	(1,015)	(320)	(74)	(1,295)	(2,935)
At June 30, 2022	318	433	1,440	247	3,599	6,037
Reclassifications/corrections	-	-	-	-	(707)	(707)
Foreign exchange	(10)	(23)	(32)	(9)	(43)	(117)
Additions	36	92	558	10	239	935
Disposals	(37)	(39)	(250)	-	(54)	(380)
At June 30, 2023	307	463	1,716	248	3,034	5,768
Reclass to assets held for sale[1]	(235)	(400)	(867)	(249)	(2,049)	(3,800)
Foreign exchange	1	2	-	-	(5)	(2)
Additions	18	307	57	1	226	609
Disposals	(3)	(63)	(495)	-	(1,131)	(1,692)
At June 30, 2024	88	309	411	-	75	883

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Depreciation
At June 30, 2021	399	970	872	56	1,682	3,979
Foreign exchange	(33)	(95)	(93)	(6)	(167)	(394)
Charge for the year (including discontinued operations)	69	186	179	22	752	1,208
Disposals	-	(131)	(9)	-	(53)	(193)
Reclass to assets held for sale	(197)	(719)	(232)	(43)	(1,115)	(2,306)
At June 30, 2022	238	211	717	29	1,099	2,294
Reclassifications/corrections	-	-	-	-	(685)	(685)
Foreign exchange	(5)	(10)	(18)	(1)	(29)	(63)
Charge for the year	48	90	179	22	411	750
Disposals	(26)	(28)	(171)	0	-45	(270)
At June 30, 2023	255	263	707	50	751	2,026
Reclass to assets held for sale[1]	(201)	(287)	(543)	(71)	(616)	(1,759)
Foreign exchange	(1)	3	1	-	(23)	(28)
Charge for the year	31	87	136	21	474	749
Disposals	(4)	(40)	(30)	-	(470)	(544)
At June 30, 2024	80	20	269	1	75	444

Net book value	Computer Equipment	Motor vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
At June 30, 2022	80	222	723	218	2,500	3,743
At June 30, 2023	52	200	1,009	198	2,283	3,742
At June 30, 2024	8	289	142	-	-	439

1.	Reclassification to Held for Sale at June 30, 2024 on account of the sale of Kenshaw Electrical, refer to Note 20 Discontinued Operations

Schedule of intangible assets
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Goodwill	1,635	17,697	18,269
Other intangible assets	13,600	24,478	21,308
Total	15,235	42,175	39,577

Schedule of goodwill

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
As at July 1	17,697	18,269	25,794
Reclassification to held for sale assets	-	-	(5,289)
Impairment losses	(16,124)	-	-
Foreign exchange	62	(572)	(2,236)
Carrying value	1,635	17,697	18,269

Schedule of carrying amounts of goodwill cash generating unit

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	-	6,946	7,222
VivoPower Pty Ltd (allocated to the Solar Development segment)	-	9,091	9,451
Tembo (allocated to the Electric Vehicle segment)	1,635	1,660	1,595
Total	1,635	17,697	18,269

Schedule of other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2021	5,781	3,028	4,484	11,744	513	169	25,719
Foreign exchange	(542)	(271)	(376)	-	(63)	(13)	(1,265)
Additions	-	-	-	878	3,355	19	4,252
Disposals	-	(9)	-	-	-	-	(9)
Reclass to Assets held for sale	(2,687)	(1,385)	-	-	-	-	(4,072)
At June 30, 2022	2,552	1,363	4,108	12,622	3,805	175	24,625
Foreign exchange	4	(25)	(157)	-	302	(1)	123
Additions	-	-	-	103	3,725	29	3,857
Disposals	-	-	-	(47)	-	-	(47)
At June 30, 2023	2,556	1,338	3,951	12,678	7,832	203	28,558
Foreign exchange	(9)	1	25	-	(112)	-	(95)
Additions	-	-	-	13	3,966	-	3,979
At June 30, 2024	2,547	1,339	3,976	12,691	11,686	203	32,442

Amortization and Impairment	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Foreign exchange	(208)	(79)	(115)	-	(2)	(13)	(417)
Amortization	405	181	274	-	-	-	860
Disposals	-	-	-	-	-	-	-
Reclass to Assets held for sale	(1,232)	(462)	-	-	-	-	(1,694)
At June 30, 2022	1,123	495	1,527	-	16	156	3,317
Foreign exchange	(1)	(8)	(61)	-	2	-	(68)
Amortization	385	137	266	-	43	-	831
Disposals	-	-	-	-	-	-	-
At June 30, 2023	1,507	624	1,732	-	61	156	4,080
Foreign exchange	(6)	(1)	19	-	(3)	-	9
Amortization and impairment	680	626	2,225	11,188	34	-	14,753
At June 30, 2024	2,181	1,249	3,976	11,188	92	156	18,842

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2022	1,429	868	2,581	12,622	3,789	19	21,308
At June 30, 2023	1,049	714	2,219	12,678	7,771	47	24,478
At June 30, 2024	366	90	-	1,503	11,594	47	13,600

Schedule of trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Current receivables
Trade receivables	-	1,649	3,866
Contract assets	254	893	694
Other current assets	67	66	-
Prepayments	79	277	787
Other receivables	9,644	4,027	3,055
Deposits	-	-	504
Current tax receivable	-	175	182
Total	10,044	7,087	9,088

Schedule of analysis of trade receivables	Analysis of trade receivables:
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Trade receivables	-	1,649	3,866
Less: credit note provision	-	-	-
Total	-	1,649	3,866

Schedule of maximum exposure to credit risk for trade receivables

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australia	-	1,451	2,684
Netherlands	-	198	1,182
Total	-	1,649	3,866

Schedule of aging of the trade receivables, net of provisions	The aging of the trade receivables, net of provisions is:
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
0-90 days	-	1,410	3,306
Greater than 90 days	-	239	560
Total	-	1,649	3,866

Schedule of inventory
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Raw materials	1,646	2,115	1,887
Total	1,646	2,115	1,887